Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income tax (expense) benefit	$ 12,022	$ (2,837)	$ 6,000	$ (9,528)
Effective income tax rate reconciliation percentage	26.10%		27.80%
Effective income tax rate reconciliation at federal statutory income tax rate		13.30%		20.10%
Deferred tax assets valuation allowance		$ 2,700		$ 2,700